Other payables	12 Months Ended
Dec. 31, 2023
Other payables
Other payables

19.Other payables

	As at December 31
(in EUR 000)	2023	2022
Holiday pay accrual	791	612
Salary	1,801	2,186
Accrued expenses	2,203	2,228
Foreign currency option - current	90	10
Other	200	131
Total other payables	5,085	5,167

The decrease of €82,000  in other payables as at December 31, 2023, compared to December 31, 2022, is due to a decrease of €206,000  mainly in payroll related liabilities. The decrease is partly offset by a increase of €80,000 in the fair value of the foreign currency options. We refer to note 19.1.

19.1.Derivatives

The Company is exposed to currency risk primarily due to the expected future USD, AUD and NIS expenses that will be incurred as part of the ongoing and planned marketing, clinical trials and other related expenses. A financial risk management policy has been approved to i) generate yields on liquidity and ii) reduce the exposure to currency fluctuations with a timeline up to 24 months and by means of foreign currency swaps. There have not been any transfers of level 3 categories during the year.

The Company has also entered into several foreign currency swaps for which the notional amounts are detailed in the table below:

	As at December 31
(in EUR 000)	2023	2022
Foreign currency swaps EUR - NIS (in EUR)	847	542
Foreign currency swaps EUR - NIS (in NIS)	3,500	2,000
Foreign currency swaps NIS - EUR (in NIS)	14,000	—
Foreign currency swaps NIS - EUR (in EUR)	3,334	—
Foreign currency swaps EUR - USD (in EUR)	18,000	379
Foreign currency swaps EUR - USD (in USD)	19,787	600

The following table shows the carrying amount of derivative financial instruments measured at fair value in the statement of the financial position including their levels in the fair value hierarchy:

	As at December 31, 2023
(in EUR 000)	Level I	Level II	Level III	Total
Financial assets
Foreign currency swaps	—	343	—	343
Financial liabilities				—
Foreign currency swaps	—	90	—	90

The fair value is determined by the financial institution and is based on foreign currency swaps rates and the maturity of the instrument. All foreign currency put and call options and foreign currency swaps are classified as current as their maturity date is within the next twelve months.

The change in the balance of the financial asset is detailed as follows:

(in EUR 000)	2023	2022
Opening value at January 1	1	—
Settled contracts	(1)	—
Fair value adjustments	343	1
Closing value at December 31	343	1

The change in the balance of the financial liability is detailed as follows:

(in EUR 000)	2023	2022
Opening value at January 1	10	654
Fair value adjustments	90	2,721
Settled contracts	(10)	—
Exchange rate difference	—	30
Settlement foreign currency put and call contracts	—	(3,027)
Recognition premium income	—	(368)
Closing value at December 31	90	10